Other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Assets
An analysis of Other current assets is set forth below:

(€ million)	2019	2018	2017
Taxes payable	1,411	1,458	832
Other receivables(a)	735	627	627
Prepaid expenses(b)	493	469	336
Interest rate derivatives measured at fair value (see Note D.20.)	4	30	—
Currency derivatives measured at fair value (see Note D.20.)	184	134	133
Other current financial assets (c)	426	199	77
Total	3,253	2,917	2,005

(a)	This line includes advance payments to suppliers.

(b)	Prepaid expenses relating to lease contracts have been reclassified to Right-of-use assets from January 1, 2019.
(c)
This line includes an amount of $315 million deposited by Sanofi in an escrow account following the signature of an agreement to settle the CVR litigation with the trustee (see Note D.22.).